SHARE-BASED COMPENSATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total share-based compensation	$ 21,130	$ 10,577
Research and Development Expense [Member]
Total share-based compensation	3,554	1,812
Selling and Marketing Expense [Member]
Total share-based compensation	3,491	6,759
General and Administrative Expense [Member]
Total share-based compensation	13,842	1,925
Cost of Sales [Member]
Total share-based compensation	$ 243	$ 81